Variable Interest Entities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Other non-current assets	$ 3,349	$ 2,809	$ 1,657
Variable interest entities
Variable Interest Entity [Line Items]
Other non-current assets	$ 800	$ 800	$ 800